INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Short-Term Investments

Short-term investments as of December 31, 2010 and 2011 were as follows:

	As of December 31, 2010
	Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Fair value
	RMB	RMB	RMB	RMB
	(In thousands)
Short-term investments:
Held-to-maturity securities
Fixed-rate investments	376,492	5	(1,263)	375,234

	As of December 31, 2011
	Amortized cost	Gross un- recognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Fair value	Fair value
	RMB	RMB	RMB	RMB	RMB	US$
	(In thousands)
Short-term investments:
Held-to-maturity securities
Fixed-rate investments	9,848,848	10,504	(25,077)		9,834,275	1,562,509
Adjustable-rate investments	100,048	—	(21)		100,027	15,893
Available-for-sale securities
Adjustable-rate investments	102,637			45	102,682	16,314